UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2008

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 11, 2008

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  183468

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	46	1,400	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101	4,922	231,170	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	42	2,500	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	10,880	188,400	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	28	1,000	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	4,001	203,600	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	8,027	117,370	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 'B'	COM	084670207	6,399	1,991	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	4,627	199,000	SH	NA	SOLE	NA	SOLE
Burlington Northern	COM	12189T104	6,019	79,500	SH	NA	SOLE	NA	SOLE
Cadence Design Systems	COM	127387108	11	3,100	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	5,663	188,700	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101	7,866	154,230	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	5,971	366,300	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160Q102	6,443	122,730	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	25	1,800	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	5,525	527,700	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	36	1,000	SH	NA	SOLE	NA	SOLE
Garmin Int'l		COM	G37260109	19	1,000	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	61	1,200	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	54	1,500	SH	NA	SOLE	NA	SOLE
ITT Corporation		COM	450911102	6,665	144,930	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	6,306	74,930	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	5,237	357,200	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	6,520	274,060	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	8,888	148,560	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	7,454	277,600	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	5,437	175,620	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	40	1,800	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	10,477	168,460	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	5,236	166,650	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	4,399	225,250	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	4,253	218,750	SH	NA	SOLE	NA	SOLE
Monsanto Co.		COM	61166W101	4,638	65,930	SH	NA	SOLE	NA	SOLE
Moody's Corporation	COM	615369105	4,617	229,800	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	31	2,200	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	59	3,300	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	6,685	122,050	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	50	1,400	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	31	2,000	SH	NA	SOLE	NA	SOLE
US Bancorp		COM	902973304	5,513	220,450	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	5,999	108,760	SH	NA	SOLE	NA	SOLE
Wal-Mart Stores		COM	931142103	8,269	147,500	SH	NA	SOLE	NA	SOLE

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